Earnings per share (Details) - KRW (₩) ₩ / shares in Units, ₩ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Earnings per share [Abstract]
Profit (loss), attributable to owners of parent	₩ 3,403,497	₩ 3,156,722	₩ 2,918,816
Less
Dividends to hybrid bonds	61,993	40,357	17,678
Net profit available for common stock	₩ 3,341,504	₩ 3,116,365	₩ 2,901,138
Weighted average number of common shares outstanding	477,346,731	473,649,076	474,199,587
Basic and diluted earnings per share in won	₩ 7,000	₩ 6,579	₩ 6,118